TAXES ON INCOME (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Net operating loss and capital loss carry forward	$ 43,498	$ 38,083
Valuation allowance	(43,498)	(38,083)
Net deferred tax asset
Accumulated operating losses	33,179
Accumulated capital losses	$ 130,453